Subscription warrants - indemnification - Additional information (Detail) - BRL (R$) R$ in Thousands		1 Months Ended		12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 07, 2024	Feb. 28, 2024	Aug. 09, 2023	Feb. 15, 2023	Aug. 03, 2022	Feb. 23, 2022
Disclosure of non-adjusting events after reporting period [line items]
Finance expenses				R$ (1,813,008)	R$ (1,880,014)	R$ (2,175,897)
Finance income				R$ 881,074	880,884	706,689
Extrafarma [member]
Disclosure of non-adjusting events after reporting period [line items]
Subscription warrants shares issued	7
Maximum number of shares to be issued - subscription warrants	6,411,244
Rights outstanding							35,235	191,778	8,199	31,211	21,472	43,925
Number of shares canceled and not issued which linked to subscription warrants – indemnification	775,291
Subscription warrants, shares		3,006,641		3,006,641
Subscription warrants - indemnification		R$ 47,745	R$ 87,299	R$ 47,745	R$ 87,299
Finance expenses			R$ 45,084
Finance income		R$ 31,657				R$ 5,099